Note 5 - Transactions With Related Parties (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Central Shipping Inc [Member] | Technical Management Fee [Member]
Related Party Transaction, Amounts of Transaction	$ 428	$ 350
Family Trading [Member] | Due to Related Parties [Member]
Dividends Payable	1,779		$ 864
Family Trading [Member] | Series E Preferred Stock [Member]
Dividends, Preferred Stock, Total	$ 915